Document and Entity Information Document	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Entity Incorporation, State or Country Code	X0
Entity File Number	001-37599
Entity Tax Identification Number	98-1268150
Entity Address, Address Line One	5220 Valiant Court
Entity Address, City or Town	Gloucester
Entity Address, Postal Zip Code	GL3 4FE
Entity Address, Country	GB
Country Region	44
City Area Code	20
Local Phone Number	33250660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares - £1.00 par value per share
Trading Symbol	LIVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	LivaNova PLC
Entity Central Index Key	0001639691
Amendment Flag	false